Summary of Significant Accounting Policies (Details 6) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Total common stock equivalents	$ 9,307	$ 317,901	$ 602,267	$ 17,313
Stock Options [Member]
Total common stock equivalents	1,845	3,256	1,903	3,256
Warrant [Member]
Total common stock equivalents	4,991	66,702	72,584	883
Convertible Debt [Member]
Total common stock equivalents	2,471	247,943	527,757	13,174
Convertible Preferred Stock Series C [Member]
Total common stock equivalents			$ 23	$ 0